Goodwill and Other Intangibles - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Impairments of goodwill and other indefinite-lived intangible assets	$ 0	$ 0
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	16.00%
Amortization of Intangible Assets, Total	109,000,000	113,000,000	126,000,000
Amortization expense in 2014	112,000,000
Amortization expense in 2015	98,000,000
Amortization expense in 2016	91,000,000
Amortization expense in 2017	86,000,000
Amortization expense in 2018	$ 81,000,000